CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Condensed Balance Sheet

	As of December 31,
	2022	2021
	USD	USD
	(Unaudited)	(Unaudited)
ASSETS
NON-CURRENT ASSETS
Investment in subsidiaries	$1,403,442	$3,480,286
Other receivables from subsidiary	18,048,369	—
TOTAL ASSETS	$19,451,811	$3,480,286

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.0001 per share; 50,000,000 shares authorized; none issued and outstanding as of December 31, 2022 and 2021	—	—
Ordinary shares, par value $0.0001 per share; 450,000,000 shares authorized; 18,060,000 and 13,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	1,806	1,300
Additional paid-in capital	18,919,658	871,795
Retained earnings	575,985	2,231,888
Accumulated other comprehensive (loss) gain	(45,638)	375,303
TOTAL SHAREHOLDERS’ EQUITY	19,451,811	3,480,286

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$19,451,811	$3,480,286

Condensed Income Statement

	For the Years Ended
	December 31,
	2022	2021	2020
	USD	USD	USD
	(Unaudited)	(Unaudited)	(Unaudited)
EQUITY LOSS	$(1,538,363)	$(1,386,515)	$(1,015,348)

NET LOSS	$(1,538,363)	$(1,386,515)	$(1,015,348)

OTHER COMPREHENSIVE LOSS
Net loss	$(1,538,363)	$(1,386,515)	$(1,015,348)
Other comprehensive gain	(420,941)	52,289	573,697

TOTAL OTHER COMPREHENSIVE LOSS	$(1,959,304)	$(1,334,226)	$(441,651)